August 18, 2006

Mr. Jeffrey P. Reidler, Esq.

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E., Mail Stop 6010

Washington, D.C. 20549

RE:	Premier Indemnity Holding Company
File Number 333-132482;
Response to Your Letter of August 8, 2006

Dear Mr. Reidler:

Exhibit 23.1 was inadvertently left out of the previous amendment. I have inserted the Certification or Exhibit 23.1 with the previous filing for your review.

Please accept our apologies and if you have any questions or concerns regarding this amendment, please do not hesitate to contact Mr. Aul at 619-497-2555.

Kindest Regards,

/s/ Arlene Basallaje

Arlene Basallaje

Filing Agent

Premier Indemnity Holding Company

3001 North Rocky Point Drive, Suite 200

Tampa, Florida 33607

August 10, 2006
Remitted Via EDGAR

Mr. Jeffrey P. Reidler, Esq.

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E., Mail Stop 6010

Washington, D.C. 20549

RE:	Premier Indemnity Holding Company
File Number 333-132482;
Response to Your Letter of August 8, 2006

Dear Mr. Reidler:

On behalf of my client, Premier Indemnity Holding Company, allow me express our appreciation for the kind assistance and helpful comments that we have received from you, Ms. Mary K. Fraser, Ms. Amy Bruckner, Joseph Roesler, and you in connection with Amendment No. 2 to the Company’s Form SB-2 Registration Statement filed on July 31, 2006 and your comment letter of August 8, 2006.

In that connection, the Company hereby submits this letter in response to your letter of August 8, 2006 with your comments as numbered below.

Prospectus Cover Page

1.

We note your response to comment 2. However, the cross reference to the risk factor disclosure is still run together with other disclosure. Please revise the page so that the cross reference stands out from the remainder of the disclosure.

Response: We revised the cover page accordingly. Please give our special thanks to Ms. Mary K. Fraser for her assistance on this matter.

Description of Business-page 23

The Company-page 23

Continuing Challenges of Hurricanes-page 25

2.	On page 26 you state that it is unlikely you will be able to obtain an A.M.Best rating for at least three to five years, and until then, you plan on obtaining a rating from Demotech, Inc. Please explain what this entity is, what sorts of ratings it gives and how it will meet your needs. We may have further comment.

Response: The last paragraph on page 26 has been added to address this comment. This last paragraph states, as follows:

Since 1985, Demotech has been serving the insurance industry, providing independent opinions on the financial stability of property and casualty insurers and title insurance underwriters. In 1990, Demotech was the first company to have its property and casualty ratings process formally reviewed and approved by the Federal National Mortgage Association (Fanny Mae) and the Federal Home Loan Mortgage Corporation (Freddy Mac). We believe all mortgage lenders in the state of Florida accept the Financial Stability Ratings ® provided by Demotech. Based on ratings given by Demotech to insurance companies in Florida that have a similar financial structure as we anticipate having for Premier Indemnity Insurance Company, if we are successful with our offering, we believe we should receive an acceptable rating and we believe it will meet our needs. For more information on Demotech, please go their website at www.demotech.com.

General

3.	We acknowledge our response to comment 29 of our letter dated June 28, 2006,

as well as your inclusion of a balance sheet as of June 30, 2006. Prior to requesting acceleration of effectiveness, please refer to Items 310(g) and a310(b) of Regulation S-B and amend your filing to include a statement of operations for the three months ended June 30, 2006 and statements of operations and cash flows for the comparable prior year period from April 1, 2005. Additionally, please include an updated consent report from your independent accountants.

Response: This comment has been addressed and the appropriate financial statements have been added. Note that the Company was incorporated on April 22, 2005. See the financial statements.

Balance Sheet as of June 30, 2006 (Unaudited), page F-2

4.	Please revise your balance sheet to correctly reflect the par value of your common stock as $0.0001/share, as indicated on page 45. Please also revise your December 1, 2005 balance sheet accordingly.

Response: This has been done. See the balance sheet.

Notes to Unaudited Condensed Consolidated Financial Statements

Note 3: Long-term debt, page F-9

5.	On page 45, you disclose that you issued $5,500 promissory notes both to EMH

Advisory Services, Inc. and Akron Associates, both of which you specify as due in full on April 11, 2003. This appears to contradict your note disclosure on page I-9, which specifies the due date for both notes as March 1, 2008. Please clarify this discrepancy for us or revise your disclosure accordingly.

Response: This has been done. See the notes. Please give our special thanks to Ms. Amy Bruckner for her assistance.

Note 5: Common stock, page F-19

6.	On both page 45 and in note 5 to your audited December 31, 2005 financial statements, you disclose that you issued 33,625,000 shares of your common stock on February 2, 2006. However, in note 5 to your unaudited June 30, 2006 financial statements, you disclose that you issued 8,800,000 of your common stock on February 2, 2006 and 24,825,000 share of your common stock on May 15, 2006. Please clarify this discrepancy for us or revise your filing accordingly.

Response: This has been done. We have revised the Note and we have addressed this comment.

Part II

Exhibits

7.	We have considered your response to comment 28. You say that the language used in the purchase orders “will serve to protect the Company’s interests.” If you retain the language, please also include a legend on the purchase orders that specifically indicates that the representations that the purchaser has: 1) reviewed the prospectus, 2) identified the person(s) who solicited the purchase and 3) that the persons identified were the only persons who solicited the purchase, do not in any way constitute waivers of the investor’s rights under the federal securities laws.

Response: We have added the language you requested to both Purchase Order Forms.

                ---------------------------

On behalf of the Company, allow me to express our continued appreciation for your kind assistance. If you have any questions or further comments, please contact the Company through our legal counsel, William M. Aul (TEL: 619-497-2555 and FAX: 619-542-0555).

Thank you.

Sincerely,

/s/ Stephen L. Rohde
Stephen L. Rohde
President

SLR: mds

cc: file

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